MORGAN STANLEY FX SERIES FUNDS
522 Fifth Avenue
New York, New York 10036
VIA EDGAR
March 4, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Stanley FX Series Funds File Nos. 333-140930; 811-22020
Ladies and Gentlemen:
          On behalf of Morgan Stanley FX Series Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on March 1, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 1, 2010, accession number 0000950123-10-019024.
          If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,
/s/ Edward Meehan
Edward Meehan
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.